JPMorgan Diversified Return U.S. Equity ETF
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 0.8%
General Dynamics Corp.	7,476	1,671,484
L3Harris Technologies, Inc.	1,406	266,423
Lockheed Martin Corp.	3,866	1,725,666
		3,663,573
Automobiles & Parts — 0.6%
Ford Motor Co.	89,754	1,185,650
Gentex Corp.	51,569	1,731,687
		2,917,337
Banks — 2.2%
Bank of America Corp.	36,560	1,169,920
Citizens Financial Group, Inc.	8,052	259,757
Discover Financial Services	7,610	803,235
Fifth Third Bancorp	36,394	1,059,065
First Citizens BancShares, Inc., Class A	1,052	1,505,728
Huntington Bancshares, Inc.	96,784	1,184,636
KeyCorp	16,333	201,059
New York Community Bancorp, Inc.	123,071	1,706,995
Popular, Inc. (Puerto Rico)	11,672	846,804
Regions Financial Corp.	20,291	413,328
Truist Financial Corp.	26,021	864,418
US Bancorp	11,684	463,621
		10,478,566
Beverages — 2.7%
Brown-Forman Corp., Class B	20,342	1,436,145
Coca-Cola Co. (The)	30,488	1,888,122
Constellation Brands, Inc., Class A	7,558	2,061,822
Keurig Dr Pepper, Inc.	50,941	1,732,504
Molson Coors Beverage Co., Class B	27,457	1,915,675
Monster Beverage Corp. *	31,927	1,835,483
PepsiCo, Inc.	10,115	1,896,158
		12,765,909
Chemicals — 4.7%
Ashland, Inc.	16,594	1,516,028
Celanese Corp.	10,182	1,276,721
CF Industries Holdings, Inc.	20,097	1,649,562
Chemours Co. (The)	37,329	1,380,426
Dow, Inc.	30,988	1,749,892
Eastman Chemical Co.	15,150	1,296,537
Element Solutions, Inc.	65,118	1,364,873
FMC Corp.	8,090	778,501
Huntsman Corp.	59,539	1,772,476
Linde plc	1,711	668,436
LyondellBasell Industries NV, Class A	18,921	1,870,530
Mosaic Co. (The)	30,666	1,249,946
NewMarket Corp.	980	442,666
Olin Corp.	29,183	1,683,276

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Chemicals — continued
Univar Solutions, Inc. *	20,392	736,967
Valvoline, Inc.	26,088	990,561
Westlake Corp.	14,401	1,980,138
		22,407,536
Construction & Materials — 2.1%
A O Smith Corp.	22,577	1,639,767
Builders FirstSource, Inc. *	11,045	1,595,229
Carrier Global Corp.	6,932	412,801
Eagle Materials, Inc.	3,788	698,394
Fortune Brands Innovations, Inc.	7,441	528,832
Louisiana-Pacific Corp.	26,160	1,991,561
Masco Corp.	21,667	1,314,753
Quanta Services, Inc.	9,981	2,012,369
		10,193,706
Consumer Services — 0.5%
Grand Canyon Education, Inc. *	2,793	303,180
H&R Block, Inc.	43,361	1,457,363
Service Corp. International	12,299	819,729
		2,580,272
Electricity — 6.6%
American Electric Power Co., Inc.	21,363	1,810,301
Avangrid, Inc.	17,042	631,917
Consolidated Edison, Inc.	19,241	1,825,201
Constellation Energy Corp.	16,390	1,584,094
DTE Energy Co.	11,797	1,348,397
Edison International	26,967	1,940,545
Entergy Corp.	17,633	1,810,909
Evergy, Inc.	30,255	1,814,392
Exelon Corp.	44,893	1,879,221
FirstEnergy Corp.	46,273	1,822,694
Hawaiian Electric Industries, Inc.	23,855	915,793
IDACORP, Inc.	14,233	1,463,437
OGE Energy Corp.	48,088	1,738,381
PG&E Corp. *	106,544	1,876,240
Pinnacle West Capital Corp.	22,240	1,841,917
PPL Corp.	67,024	1,845,171
Southern Co. (The)	25,693	1,858,632
Vistra Corp.	73,448	2,060,951
Xcel Energy, Inc.	28,352	1,778,521
		31,846,714
Electronic & Electrical Equipment — 0.8%
AMETEK, Inc.	7,484	1,186,962
Emerson Electric Co.	6,696	611,680
Hubbell, Inc.	4,173	1,301,976
IDEX Corp.	3,611	815,400
		3,916,018

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Finance & Credit Services — 0.5%
Ally Financial, Inc.	38,488	1,175,423
FactSet Research Systems, Inc.	550	239,272
MGIC Investment Corp.	20,544	343,907
OneMain Holdings, Inc.	10,396	472,810
		2,231,412
Food Producers — 6.5%
Archer-Daniels-Midland Co.	23,364	1,985,005
Bunge Ltd.	18,349	1,993,986
Campbell Soup Co.	39,019	1,787,851
Conagra Brands, Inc.	52,280	1,715,307
Corteva, Inc.	28,506	1,608,594
Darling Ingredients, Inc. *	22,797	1,578,692
Flowers Foods, Inc.	67,966	1,679,440
General Mills, Inc.	21,866	1,634,265
Hershey Co. (The)	7,034	1,627,034
Hormel Foods Corp.	43,049	1,759,843
Ingredion, Inc.	16,858	1,875,621
J M Smucker Co. (The)	11,703	1,763,057
Kellogg Co.	26,763	1,790,177
Kraft Heinz Co. (The)	48,762	1,764,209
Lamb Weston Holdings, Inc.	16,067	1,665,023
Mondelez International, Inc., Class A	25,105	1,861,034
Pilgrim's Pride Corp. *	19,939	493,889
Post Holdings, Inc. *	20,274	1,729,372
US Foods Holding Corp. *	20,234	864,599
		31,176,998
Gas, Water & Multi-utilities — 2.8%
Ameren Corp.	19,791	1,695,495
Atmos Energy Corp.	12,514	1,523,079
CenterPoint Energy, Inc.	61,708	1,856,794
National Fuel Gas Co.	27,538	1,462,543
NiSource, Inc.	66,333	1,846,711
Sempra	11,527	1,717,753
UGI Corp.	48,256	1,302,429
WEC Energy Group, Inc.	20,316	1,825,596
		13,230,400
General Industrials — 2.1%
Carlisle Cos., Inc.	1,966	544,975
Eaton Corp. plc	9,768	2,005,566
Honeywell International, Inc.	4,619	896,686
Illinois Tool Works, Inc.	6,649	1,750,815
ITT, Inc.	8,206	817,317
Packaging Corp. of America	7,008	1,074,677
Parker-Hannifin Corp.	3,009	1,233,720

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
General Industrials — continued
RPM International, Inc.	17,894	1,848,629
Sonoco Products Co.	1,048	61,455
		10,233,840
Health Care Providers — 2.4%
Chemed Corp.	1,555	810,295
Cigna Group (The)	5,751	1,697,120
DaVita, Inc. *	13,005	1,326,380
Elevance Health, Inc.	3,628	1,711,074
HCA Healthcare, Inc.	6,719	1,833,010
Humana, Inc.	677	309,274
Molina Healthcare, Inc. *	2,321	706,721
UnitedHealth Group, Inc.	3,706	1,876,607
Universal Health Services, Inc., Class B	10,339	1,436,708
		11,707,189
Household Goods & Home Construction — 2.0%
DR Horton, Inc.	11,842	1,504,171
Leggett & Platt, Inc.	15,308	447,912
Lennar Corp., Class A	15,976	2,026,236
NVR, Inc. *	233	1,469,400
PulteGroup, Inc.	18,727	1,580,372
Toll Brothers, Inc.	18,144	1,457,507
Whirlpool Corp.	7,479	1,078,921
		9,564,519
Industrial Engineering — 0.6%
Caterpillar, Inc.	3,796	1,006,585
Cummins, Inc.	6,237	1,626,610
Otis Worldwide Corp.	3,808	346,376
		2,979,571
Industrial Materials — 0.2%
International Paper Co.	31,643	1,141,047
Industrial Metals & Mining — 2.6%
Cleveland-Cliffs, Inc. *	67,211	1,186,274
Freeport-McMoRan, Inc.	39,785	1,776,400
Nucor Corp.	9,760	1,679,598
Reliance Steel & Aluminum Co.	6,916	2,025,420
Southern Copper Corp. (Mexico)	20,938	1,830,819
Steel Dynamics, Inc.	13,581	1,447,463
Timken Co. (The)	13,649	1,267,446
United States Steel Corp.	57,079	1,455,515
		12,668,935
Industrial Support Services — 2.3%
Accenture plc, Class A	5,876	1,858,873
Booz Allen Hamilton Holding Corp.	11,693	1,415,789
Capital One Financial Corp.	13,417	1,570,057
MSC Industrial Direct Co., Inc., Class A	10,349	1,044,421

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — continued
Robert Half, Inc.	15,472	1,147,249
Synchrony Financial	43,380	1,498,345
Western Union Co. (The)	58,573	713,419
WW Grainger, Inc.	2,525	1,864,687
		11,112,840
Industrial Transportation — 1.5%
Allison Transmission Holdings, Inc.	18,731	1,099,322
CSX Corp.	20,434	680,861
Landstar System, Inc.	1,299	264,464
Norfolk Southern Corp.	3,812	890,445
PACCAR, Inc.	2,781	239,528
Ryder System, Inc.	5,541	566,013
Schneider National, Inc., Class B	8,157	251,317
Union Pacific Corp.	6,291	1,459,638
United Parcel Service, Inc., Class B	9,540	1,785,220
		7,236,808
Investment Banking & Brokerage Services — 1.4%
Ameriprise Financial, Inc.	2,836	988,204
Jefferies Financial Group, Inc.	22,124	813,942
Morgan Stanley	18,881	1,728,744
Nasdaq, Inc.	10,230	516,513
Raymond James Financial, Inc.	6,238	686,617
State Street Corp.	19,496	1,412,290
Virtu Financial, Inc., Class A	30,158	559,733
		6,706,043
Leisure Goods — 0.8%
Activision Blizzard, Inc. *	14,755	1,368,674
Electronic Arts, Inc.	6,483	883,957
Garmin Ltd.	11,558	1,223,876
Harley-Davidson, Inc.	5,006	193,282
		3,669,789
Life Insurance — 1.2%
Aflac, Inc.	19,565	1,415,332
Globe Life, Inc.	4,695	526,638
MetLife, Inc.	7,337	462,011
Principal Financial Group, Inc.	17,029	1,360,107
Prudential Financial, Inc.	3,929	379,109
Unum Group	35,974	1,748,696
		5,891,893
Media — 0.7%
Interpublic Group of Cos., Inc. (The)	46,058	1,576,565
Nexstar Media Group, Inc.	9,534	1,780,189
		3,356,754
Medical Equipment & Services — 3.7%
Abbott Laboratories	16,343	1,819,466

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Medical Equipment & Services — continued
Becton Dickinson & Co.	4,691	1,307,006
Danaher Corp.	6,594	1,681,866
Hologic, Inc. *	20,609	1,636,767
Laboratory Corp. of America Holdings	6,739	1,441,674
Medtronic plc	15,719	1,379,499
Quest Diagnostics, Inc.	12,064	1,631,174
QuidelOrtho Corp. *	4,253	371,542
Revvity, Inc.	10,675	1,312,491
STERIS plc	6,443	1,453,219
Stryker Corp.	4,355	1,234,251
Thermo Fisher Scientific, Inc.	1,637	898,156
West Pharmaceutical Services, Inc.	4,418	1,626,001
		17,793,112
Mortgage Real Estate Investment Trusts — 0.4%
Rithm Capital Corp.	74,552	751,484
Starwood Property Trust, Inc. (a)	52,343	1,085,594
		1,837,078
Non-life Insurance — 2.9%
Allstate Corp. (The)	5,557	626,163
American Financial Group, Inc.	5,472	665,450
Aon plc, Class A	5,731	1,825,323
Arch Capital Group Ltd. *	13,792	1,071,500
Chubb Ltd.	5,343	1,092,163
Fidelity National Financial, Inc.	30,616	1,199,229
Hanover Insurance Group, Inc. (The)	2,882	327,049
Hartford Financial Services Group, Inc. (The)	24,119	1,733,674
Marsh & McLennan Cos., Inc.	8,892	1,675,431
Old Republic International Corp.	25,563	704,772
Progressive Corp. (The)	12,895	1,624,512
Reinsurance Group of America, Inc.	3,950	554,383
WR Berkley Corp.	16,892	1,042,067
		14,141,716
Non-Renewable Energy — 6.0%
Antero Midstream Corp.	144,989	1,731,169
Cheniere Energy, Inc.	9,176	1,485,227
Chesapeake Energy Corp.	4,408	371,771
Chevron Corp.	8,049	1,317,299
ConocoPhillips	13,063	1,537,776
Coterra Energy, Inc.	68,752	1,893,430
Devon Energy Corp.	23,805	1,285,470
DT Midstream, Inc.	6,004	321,334
EOG Resources, Inc.	12,027	1,593,938
EQT Corp.	47,324	1,996,126
Exxon Mobil Corp.	16,454	1,764,527
HF Sinclair Corp.	29,408	1,531,863
Marathon Oil Corp.	57,666	1,514,886

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
Marathon Petroleum Corp.	13,333	1,773,556
Occidental Petroleum Corp.	9,751	615,581
PDC Energy, Inc.	8,834	670,412
Phillips 66	13,677	1,525,669
Pioneer Natural Resources Co.	6,806	1,535,910
Targa Resources Corp.	23,577	1,933,078
Texas Pacific Land Corp.	546	822,440
Valero Energy Corp.	12,818	1,652,369
Williams Cos., Inc. (The)	2,446	84,265
		28,958,096
Personal Care, Drug & Grocery Stores — 4.3%
Albertsons Cos., Inc., Class A	86,342	1,876,212
AmerisourceBergen Corp.	10,092	1,886,195
Casey's General Stores, Inc.	8,356	2,111,227
Church & Dwight Co., Inc.	7,035	673,038
Clorox Co. (The)	11,476	1,738,384
Colgate-Palmolive Co.	23,748	1,811,023
CVS Health Corp.	18,982	1,417,766
GNC Holdings, Inc.,Escrow ‡ *	15,887	—
Kimberly-Clark Corp.	13,382	1,727,616
Kroger Co. (The)	38,635	1,879,206
McKesson Corp.	4,640	1,867,136
Olaplex Holdings, Inc. *	17,109	61,592
Procter & Gamble Co. (The)	12,638	1,975,319
Spectrum Brands Holdings, Inc.	1,087	85,232
Walgreens Boots Alliance, Inc.	45,432	1,361,597
		20,471,543
Personal Goods — 0.4%
Carter's, Inc.	2,466	184,975
Estee Lauder Cos., Inc. (The), Class A	6,458	1,162,440
NIKE, Inc., Class B	4,592	506,911
		1,854,326
Pharmaceuticals, Biotechnology & Marijuana Producers — 4.6%
AbbVie, Inc.	12,369	1,850,155
Amgen, Inc.	6,988	1,636,240
Bristol-Myers Squibb Co.	24,719	1,537,275
Cardinal Health, Inc.	21,014	1,922,151
Eli Lilly & Co.	4,100	1,863,655
Fortrea Holdings, Inc. *	6,739	215,378
Gilead Sciences, Inc.	22,231	1,692,668
Merck & Co., Inc.	16,675	1,778,389
Pfizer, Inc.	38,846	1,400,787
Regeneron Pharmaceuticals, Inc. *	2,409	1,787,261
United Therapeutics Corp. *	6,428	1,560,204
Vertex Pharmaceuticals, Inc. *	5,404	1,904,045

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals, Biotechnology & Marijuana Producers — continued
Viatris, Inc.	99,665	1,049,473
Zoetis, Inc.	9,238	1,737,575
		21,935,256
Precious Metals & Mining — 0.2%
Newmont Corp.	24,206	1,038,921
Real Estate Investment & Services — 1.2%
CBRE Group, Inc., Class A *	18,417	1,534,320
CoStar Group, Inc. *	15,207	1,276,932
Jones Lang LaSalle, Inc. *	8,194	1,364,711
Zillow Group, Inc., Class C *	29,410	1,592,845
		5,768,808
Real Estate Investment Trusts — 7.9%
American Tower Corp.	4,448	846,499
Brixmor Property Group, Inc.	50,905	1,157,580
Camden Property Trust	8,671	945,919
Crown Castle, Inc.	8,848	958,150
CubeSmart	29,972	1,299,586
EastGroup Properties, Inc.	2,100	372,078
Equinix, Inc.	1,061	859,325
Extra Space Storage, Inc.	18,822	2,626,986
First Industrial Realty Trust, Inc.	17,504	904,957
Gaming and Leisure Properties, Inc.	33,846	1,606,331
Host Hotels & Resorts, Inc.	96,304	1,771,994
Iron Mountain, Inc.	32,564	1,999,430
Kimco Realty Corp.	65,339	1,323,768
Lamar Advertising Co., Class A	17,396	1,716,985
Mid-America Apartment Communities, Inc.	8,032	1,202,069
NNN REIT, Inc.	23,883	1,019,326
Omega Healthcare Investors, Inc.	57,750	1,842,225
Prologis, Inc.	14,882	1,856,529
Public Storage	6,313	1,778,688
Rayonier, Inc.	3,712	122,941
Regency Centers Corp.	9,069	594,292
Simon Property Group, Inc.	13,038	1,624,535
Spirit Realty Capital, Inc.	27,870	1,123,997
STAG Industrial, Inc.	14,099	511,794
Ventas, Inc.	23,552	1,142,743
VICI Properties, Inc.	53,772	1,692,743
Welltower, Inc.	18,052	1,482,972
Weyerhaeuser Co.	58,626	1,996,802
WP Carey, Inc.	22,740	1,535,632
		37,916,876
Retailers — 3.9%
AutoZone, Inc. *	722	1,791,802
Best Buy Co., Inc.	14,537	1,207,298
Dick's Sporting Goods, Inc.	13,235	1,866,135

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Retailers — continued
Kohl's Corp.	2,394	68,109
Lowe's Cos., Inc.	8,382	1,963,651
Macy's, Inc.	65,990	1,094,774
O'Reilly Automotive, Inc. *	1,999	1,850,654
Penske Automotive Group, Inc.	11,229	1,812,585
Ross Stores, Inc.	9,905	1,135,509
Target Corp.	8,038	1,096,946
TJX Cos., Inc. (The)	17,066	1,476,721
Tractor Supply Co.	8,029	1,798,416
Williams-Sonoma, Inc.	10,013	1,388,203
		18,550,803
Software & Computer Services — 3.8%
Alphabet, Inc., Class A *	3,414	453,106
Amdocs Ltd.	15,442	1,445,989
CACI International, Inc., Class A *	1,562	547,387
Cadence Design Systems, Inc. *	7,860	1,839,319
Cognizant Technology Solutions Corp., Class A	27,348	1,805,788
Dolby Laboratories, Inc., Class A	4,457	394,935
Gartner, Inc. *	3,591	1,269,742
Hewlett Packard Enterprise Co.	99,855	1,735,480
Intuit, Inc.	3,265	1,670,701
Meta Platforms, Inc., Class A *	7,056	2,248,042
Microsoft Corp.	6,183	2,076,993
Oracle Corp.	16,719	1,959,968
Science Applications International Corp.	3,263	395,932
SS&C Technologies Holdings, Inc.	3,197	186,225
		18,029,607
Technology Hardware & Equipment — 4.5%
Amphenol Corp., Class A	18,346	1,620,135
Analog Devices, Inc.	10,040	2,003,281
Apple, Inc.	11,291	2,218,117
Applied Materials, Inc.	13,476	2,042,827
Broadcom, Inc.	2,266	2,036,341
Cirrus Logic, Inc. *	574	46,379
KLA Corp.	3,871	1,989,500
Lam Research Corp.	2,974	2,136,789
NetApp, Inc.	17,820	1,390,138
NVIDIA Corp.	4,893	2,286,450
Skyworks Solutions, Inc.	10,096	1,154,680
TD SYNNEX Corp.	5,067	500,164
Texas Instruments, Inc.	10,671	1,920,780
		21,345,581
Telecommunications Equipment — 1.9%
Arista Networks, Inc. *	11,253	1,745,228
Ciena Corp. *	20,808	878,097
Cisco Systems, Inc.	37,064	1,928,810

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Equipment — continued
Juniper Networks, Inc.	59,759	1,661,300
Lumentum Holdings, Inc. *	2,119	110,951
Motorola Solutions, Inc.	6,474	1,855,643
Ubiquiti, Inc.	4,681	831,580
		9,011,609
Telecommunications Service Providers — 3.1%
AT&T, Inc.	101,041	1,467,115
Cable One, Inc.	2,025	1,465,979
Charter Communications, Inc., Class A *	5,217	2,113,876
Comcast Corp., Class A	45,678	2,067,386
DISH Network Corp., Class A *	205,673	1,630,987
Frontier Communications Parent, Inc. *	76,366	1,390,625
Iridium Communications, Inc.	5,209	273,733
Liberty Broadband Corp., Class C *	7,326	652,967
T-Mobile US, Inc. *	13,927	1,918,723
Verizon Communications, Inc.	50,667	1,726,731
		14,708,122
Tobacco — 0.8%
Altria Group, Inc.	39,861	1,810,486
Philip Morris International, Inc.	18,912	1,885,905
		3,696,391
Travel & Leisure — 0.4%
Darden Restaurants, Inc.	8,328	1,406,766
Travel + Leisure Co.	7,408	301,728
		1,708,494
Waste & Disposal Services — 1.2%
Clean Harbors, Inc. *	11,492	1,910,660
Republic Services, Inc.	12,552	1,896,733
Waste Management, Inc.	11,078	1,814,465
		5,621,858
Total Common Stocks (Cost $427,894,361)		478,065,866
Short-Term Investments — 0.3%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c)(Cost $284,881)	284,881	284,881

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c)(Cost $1,090,659)	1,090,658	1,090,658
Total Short-Term Investments (Cost $1,375,540)		1,375,539
Total Investments — 100.1% (Cost $429,269,901)		479,441,405
Liabilities in Excess of Other Assets — (0.1)%		(632,010)
NET ASSETS — 100.0%		478,809,395

Percentages indicated are based on net assets.

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 is $1,053,011.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2023.
Futures contracts outstanding as of July 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	2	09/15/2023	USD	461,600	13,558

Abbreviations
USD	United States Dollar

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$479,441,405	$—	$— (b)	$479,441,405
Appreciation in Other Financial Instruments
Futures Contracts (a)	$13,558	$—	$—	$13,558

(a)	Please refer to the SOI for specifics of portfolio holdings.
(b)	Value is zero.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	$200,027	$40,000,000	$40,199,467	$(460)	$(100)	$—	—	$139,263	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	191,848	45,472,702	44,573,892	—	—	1,090,658	1,090,658	35,042	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	1,020,750	21,584,106	22,319,975	—	—	284,881	284,881	34,698	—
Total	$1,412,625	$107,056,808	$107,093,334	$(460)	$(100)	$1,375,539		$209,003	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.